INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 5 – INCOME TAXES

There is no income tax benefit for the losses for the three months ended March 31, 2015 and 2014 since management has determined that the realization of the net deferred tax asset is not assured and has created a valuation allowance for the entire amount of such benefits.

The Company's policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2015, the Company had no unrecognized tax benefits, or any tax related interest of penalties. There were no changes in the Company's unrecognized tax benefits during the period ended March 31, 2015. The Company did not recognize any interest or penalties during 2015 related to unrecognized tax benefits. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2011 and thereafter are subject to examination by the relevant taxing authorities.

NOTE 6 – INCOME TAXES

As discussed in Note 1, the Company utilizes the asset and liability method of accounting for income taxes in accordance with FASB ASC 740.

The income tax benefit (provision) consists of the following:

	2014	2013

Current	$(1,582,000)	$(1,345,000)
Deferred	(211,000)	(370,000)
Change in valuation allowance	1,793,000	1,715,000

	$—	$—

The reconciliation of the statutory federal rate to the Company's effective income tax rate is as follows:

	2014		2013

	Amount	%	Amount	%

Income tax benefit at U.S. federal income tax rate	$(1,503,000)	(34)	$(1,330,000)	(34)
State tax, net of federal tax effect	(398,000)	(9)	(352,000)	(9)
Non-deductible share-based compensation	91,000	2	(33,000)	(1)
Other non-deductible	17,000	—	—	—
Change in valuation allowance	1,793,000	41	1,715,000	44

	$—	—	$—	—

The components of deferred tax assets as of December 31, 2014 and 2013 are as follows:

	2014	2013

Deferred tax asset for NOL carryforwards	$11,574,000	$9,992,000
Share-based compensation	3,564,000	3,335,000
Accrued expenses	—	17,000
Valuation allowance	(15,138,000)	(13,344,000)

	$—	$—

The valuation allowance for deferred tax assets as of December 31, 2014 and 2013 was $15,138,000 and $13,344,000, respectively. The change in the total valuation for the years ended December 31, 2014 and 2013 was an increase of $1,793,000 and $1,715,000, respectively. In assessing the realization of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which the net operating losses and temporary differences become deductible. Management considered projected future taxable income and tax planning strategies in making this assessment. The value of the deferred tax assets was offset by a valuation allowance, due to the current uncertainty of the future realization of the deferred tax assets.

As of December 31, 2014, the Company had net operating loss carry forwards of approximately $26,900,000, expiring through the year ending December 31, 2034. This amount can be used to offset future taxable income of the Company.

The timing and manner in which the Company can utilize operating loss carryforwards in any year may be limited by provisions of the Internal Revenue Code regarding changes in ownership of corporations. Such limitation may have an impact on the ultimate realization of its carryforwards and future tax deductions.

On January 1, 2007, the Company adopted FASB ASC 740.10, which provides guidance for the recognition and measurement of certain tax positions in an enterprise's financial statements. Recognition involves a determination of whether it is more likely than not that a tax position will be sustained upon examination with the presumption that the tax position will be examined by the appropriate taxing authority having full knowledge of all relevant information. The adoption of FASB ASC 740.10 did not require an adjustment to the Company's financial statements.

The Company's policy is to record interest and penalties associated with unrecognized tax benefits as additional income taxes in the statement of operations. As of January 1, 2014, the Company had no unrecognized tax benefits and no charge during 2014, and accordingly, the Company did not recognize any interest or penalties during 2014 related to unrecognized tax benefits. There is no accrual for uncertain tax positions as of December 31, 2014.

The Company files U.S. income tax returns and a state income tax return. With few exceptions, the U.S. and state income tax returns filed for the tax years ending on December 31, 2011 and thereafter are subject to examination by the relevant taxing authorities.